Pensions and Other Post-Retirement Benefits - Summary of Changes in Fair Value of Pension Plans Level 3 Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Actual return on plan assets:
Effect of foreign currency translation	$ 27	$ (17)
Level 3 [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Balance, beginning of year	92	85
Actual return on plan assets:
Unrealized gains	16	10
Effect of foreign currency translation	1	(3)
Balance, end of year	109	92
Level 3 [Member] | Real estate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Balance, beginning of year	32	32
Actual return on plan assets:
Unrealized gains		1
Effect of foreign currency translation		(1)
Balance, end of year	32	32
Level 3 [Member] | Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Balance, beginning of year	60	53
Actual return on plan assets:
Unrealized gains	16	9
Effect of foreign currency translation	1	(2)
Balance, end of year	$ 77	$ 60